Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of estimated useful lives of intangible assets, net

Useful Life
Customer relationship	4 years
Technology know-hows	5 years
Non-compete agreements	6 years
Software copyright	6 years

Schedule of disaggregation of revenue

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Central processing advertising algorithm services	253,706,643	290,441,871	40,753,476
Sales of intelligent chips	9,935,513	-	-
Total revenues	263,642,156	290,441,871	40,753,476

Schedule of revenue by timing of transfer of goods or services

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Goods and services transferred at a point in time	263,642,156	290,441,871	40,753,476
Total revenues	263,642,156	290,441,871	40,753,476

Schedule of revenue by geographic locations

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	253,706,643	239,512,194	33,607,255
Hong Kong revenues	-	31,038,985	4,355,250
International revenues	9,935,513	19,890,692	2,790,971
Total revenues	263,642,156	290,441,871	40,753,476

Schedule of noncontrolling interests

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Shanghai Weimu	3,065,579	4,139,034	580,770
Viwo Cayman	732,283	5,575,765	782,366
Total noncontrolling interests	3,797,862	9,714,799	1,363,136